Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Significant Contingent Liabilities	The following is a summary of the significant contingent liabilities:

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Pending lawsuits	493	588